Share-Based Payments (Detail Textuals)	1 Months Ended									3 Months Ended		12 Months Ended
	Jan. 31, 2019 USD ($) Director shares	Sep. 24, 2018 $ / shares shares	Jun. 30, 2018 USD ($) shares	Apr. 30, 2018 USD ($) shares	Apr. 24, 2018 $ / shares shares	Nov. 30, 2017 USD ($) Director shares	Apr. 30, 2017 USD ($) shares	Mar. 31, 2017 USD ($) shares	Jan. 31, 2017 USD ($) Entity shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Aug. 03, 2018 shares	Dec. 03, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding to purchase shares of common stock		8,000,000			8,000,000					1,671,196		60,000	2,521,896
Share-based payments expense | $										$ 224,000	$ 121,000	$ 3,400,000	$ 1,300,000
Unrecognized compensation expense related to non-vested share options | $										12,448		64,960
Total fair value of vested shares | $										$ 6,312	312,688	$ 364,001	974,237
Weighted average exercise price of warrants | $ / shares		$ 5.375			$ 5.375					$ 1.84		$ 1.75
Weighted average remaining life of warrants										5 years		29 days
Cash received from options exercised | $										$ 0.0	$ 2,632	$ 28,000	100,000
Cash received from warrants exercised | $												$ 1,126,000	$ 1,725,000
Percentage of premium on exercise price		25.00%			25.00%
Closing market price | $ / shares		$ 4.30			$ 4.30
Weighted average period for recognition related to non-vested restricted shares										7 months 10 days		1 year 5 months 5 days
2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance										31,500,000				31,500,000	4,000,000
Number of options available for issuance										27,575,499		27,635,499
Employee | 2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted			1,342,743	1,342,743
Restricted shares, vesting period			2 years	2 years
Amount of grant date fair value of the restricted shares | $			$ 3,469,532	$ 3,469,532
Restricted shares vested			1,239,743	1,239,743
Board of Directors | 2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted	129,840					4,488
Amount of grant date fair value of the restricted shares | $	$ 161,001					$ 100,000
Number of directors | Director	2					4
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase shares of common stock										87,586		87,586
Number of restricted shares to purchase shares of common stock										87,586		87,586	109,586
Restricted shares granted										129,840		1,342,743
Restricted shares vested										129,840		1,264,743
Unrecognized compensation cost related to unvested restricted shares | $										$ 106,600		$ 131,950
Weighted average period for recognition related to non-vested restricted shares										1 year 4 days		1 year 3 months 4 days
Restricted Stock | 2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted							365,000	365,000	35,000
Number of employees | Entity									1
Restricted shares, vesting period							4 years	4 years	4 years
Amount of grant date fair value of the restricted shares | $							$ 778,200	$ 778,200	$ 43,750
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase shares of common stock										1,646,431		1,706,431	1,853,391
Stock options issued to employees										0		0